1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +212 698 0452 Fax

March 15, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                         AIP Series Trust

Ladies and Gentlemen:

Enclosed for filing on behalf of AIP Series Trust (“Trust”), a newly organized open-end management investment company, is Pre-Effective Amendment No. 1 to the Trust’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Registration Statement”). This filing is being made for the purposes of (i) responding to comments of the staff of the Securities and Exchange Commission to the Trust’s initial registration statement; and (ii) making certain other changes to the Prospectus and Statement of Additional Information for the AIP Dynamic Alternative Strategies Fund, a series of the Trust.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a subsequent pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525 or Allison Fumai at 212.698.3526.

Sincerely,

/s/ Richard Horowitz

Richard Horowitz, Esq.

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